Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Derivative instruments	$ 2,793	$ 3,823
Taxation loss carryforwards and disallowed finance costs	49,298	35,326
Vessels and equipment	4,045	3,936
Capitalized interest	(1,853)	(1,927)
Gross deferred tax assets	54,283	41,158
Valuation allowance	(52,570)	(38,594)
Net deferred tax assets included in other assets	$ 1,713	$ 2,564